Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of debt
Debt at December 31, 2019 and 2018 was as follows:

(In millions)	2019	2018
Allegheny Technologies $500 million 5.875% Senior Notes due 2023 (a)	$500.0	$500.0
Allegheny Technologies $500 million 5.95% Senior Notes due 2021	—	500.0
Allegheny Technologies $350 million 5.875% Senior Notes due 2027	350.0	—
Allegheny Technologies $287.5 million 4.75% Convertible Senior Notes due 2022	287.5	287.5
Allegheny Ludlum 6.95% Debentures due 2025	150.0	150.0
Term Loan due 2024	100.0	100.0
U.S. revolving credit facility	—	—
Foreign credit agreements	4.9	—
Finance leases and other	18.8	15.0
Debt issuance costs	(12.3)	(10.4)
Total short-term and long-term debt	1,398.9	1,542.1
Short-term debt and current portion of long-term debt	11.5	6.6
Total long-term debt	$1,387.4	$1,535.5

(a)	Bearing interest at 7.875% effective February 15, 2016.